COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 – COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of June 30, 2025, and December 31, 2024, the Company has $3,144 and $2,878 in outstanding letters of credit and guarantees. Letters of credit and guarantees are being secured either by the same amounts in restricted cash with commercial banks or with deposits provided to customers which serve as cash collateral in order to guarantee the performance and quality of services provided to the customers.

As of June 30, 2025 and December 31, 2024, the Company has a commercial guarantee of €1,700 and €1,700 ($1,992 and $1,868), respectively which is not secured by restricted cash or deposits provided to customer. The guarantee is part of an agreement between the Company and one of its customers in order to guarantee the performance and quality of the services provided to that customers.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Inquiry Proceedings

In June 2021, a minority shareholder initiated proceedings by requesting the Enterprise Chamber of the Amsterdam Court of Appeal to order an inquiry into seven aspects of the policy and affairs of the Company that have been previously disclosed by the Company in its periodic filings with the SEC for the fiscal years 2020 and 2019. In June 2022, the Enterprise Chamber rendered its judgment and (i) it accepted the Company’s defense on all items except two and ordered an investigation into those two aspects of the policy and affairs of the Company, being (a) the issuance of shares to directors and certain employees at USD 0.40 in May 2019 and (b) the adjustment of the conversion price under a convertible shareholder loan to USD 0.40 in May 2019, and (ii) appointed an investigator for this purpose.

Following the filing of the investigation report with the Enterprise Chamber in November 2023, the minority shareholder filed three new requests with the Enterprise Chamber, including a request to establish mismanagement on the basis of the investigation report and to order certain definitive measures at the Company. Each of these requests was dismissed in full.

As part of the above procedures the Company committed in 2023 to repurchase the shares issued under the May 2019 issuance for $1,518 - the same price they were issued, thereby undoing the issuance. A corresponding reduction to the shareholders deficit was recorded. The Company finalized the repurchase process of those shares in August 2025, as soon as the financials of the Company allowed it according to Dutch law. In order to achieve this goal, in December 2024 the Company initiated a reduction of the Company’s issued share capital by reducing the nominal value of each of the shares in the Company from EUR 0.45 to EUR 0.01 per share in order to be able to purchase the shares. Consequently, the authorized capital of the Company was reduced to a total of EUR 1,500 resulting in a decrease of $18,760 in common stock and increase of the same amount in additional paid-in capital. The nominal value per share has been reduced as referred to in Section 2:99 paragraph 1 of the Dutch Civil Code without repayment to the shareholders. The Company concluded that the capital reduction did not result a value transfer to or from the shareholders. The Company recorded such capital reduction by a corresponding reduction in the common stock and an increase to additional paid-in capital.

In February 2025, the minority shareholder appealed the Enterprise Chamber’s judgment on its request to establish mismanagement on the basis of the investigation report and to order certain definitive measures at the Company to the Dutch Supreme Court. The appeal proceedings are currently pending.

Inquiry proceedings revolve around corporate governance disputes and no formal liability can be established or damages can be claimed in such proceedings.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,516 as of June 30, 2025).